Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consists of the following components:

	March 31, 2021	December 31, 2020
	(in thousands)
Accrued compensation	$10,185	$16,738
Indirect taxes	1,891	2,571
Professional service fees	1,564	500
Cloud service fees	965	994
Accrued partner expenses	876	1,253
Income taxes payable	281	1,713
Current portion of capital lease and deferred rent	183	203
Other	1,715	2,273

	$17,660	$26,245

Accrued expenses and other liabilities consists of the following components:

	December 31, 2020	December 31, 2019
	(in thousands)
Accrued compensation	$16,738	$13,734
Indirect taxes	2,571	1,875
Income taxes payable	1,713	1,587
Accrued partner expenses	1,253	1,117
Cloud service fees	994	1,735
Professional service fees	500	569
Current portion of capital lease and deferred rent	203	247
Other	2,273	3,864

	$26,245	$24,728